PPP LOAN PAYABLE	12 Months Ended
Jun. 30, 2020
PPP LOAN PAYABLE
NOTE 9 - PPP LOAN PAYABLE

With an effective date of April 20, 2020, a loan to the Company was approved under the terms and conditions of the Paycheck Protection Program (“PPP”) of the United States Small Business Administration (“SBA”) and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) ( the “Act” ) in the amount of $7,583. The loan matures 24 months from inception, bears interest at 1% and had a balance of $7,583 as of June 30, 2020.The loan may be forgiven pursuant to the provisions of the Act.